INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
	December 31,
	2015	2014

Raw materials	$3,169	$2,891
Work in progress, net *)	2,087	2,394
Finished goods	1,309	1,366

	$6,565	$6,651

*)	Net of provision for losses on long-term contracts as of December 31, 2015 and 2014, in the amount of $27 and $0, respectively.